Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	3 Months Ended
Mar. 31, 2026 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	5,222,591
Granted during the period	81,080
Exercised during the period	(399,438)
Forfeited during the period	(10,934)
Ending balance	4,893,299
Vested at the balance sheet date	4,110,399
Beginning balance	€ 103.24
Granted during the period	191.46
Exercised during the period	81.27
Forfeited during the period	132.33
Ending balance	106.43
Vested at the balance sheet date	€ 100.02